Related party transactions - Related party balance sheet (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounts receivable and prepaid expenses (due from the Scorpio Pools) | Other related parties
Disclosure of transactions between related parties [line items]
Current receivables and prepaids due from related parties	$ 198,226	$ 236,389
Other assets (pool working capital contributions)	51,911	53,161
Accounts payable and accrued expenses	1,150	10,090
Accounts receivable and prepaid expenses (SSM) | Other related parties
Disclosure of transactions between related parties [line items]
Current prepaid expenses	5,562	5,450
Accounts payable and accrued expenses	709	823
Accounts receivable and prepaid expenses (SSH) | Other related parties
Disclosure of transactions between related parties [line items]
Current receivables and prepaids due from related parties	1,635	4,976
Accounts payable and accrued expenses	407	287
Prepaid expenses (SCM) | Other related parties
Disclosure of transactions between related parties [line items]
Current prepaid expenses	85	84
Accounts payable and accrued expenses	208	540
Prepaid expenses (related party port agents) | Other related parties
Disclosure of transactions between related parties [line items]
Current prepaid expenses	0	98
Accounts payable and accrued expenses	1,342	955
Accounts payable and accrued expenses (related party bunker supplier) | Other related parties
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses	$ 0	2,380
Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Working capital repayment period upon vessel's exit from each pool	6 months
Scorpio Handymax Tanker Pool Limited | Other related parties
Disclosure of transactions between related parties [line items]
Other assets (pool working capital contributions)	$ 5,661	$ 5,661